Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment as of December 31, 2025 and 2024 consisted of the following:

	December 31,	December 31,
	2025	2024
At cost:
Buildings	$62,760,198	$60,987,458
Machinery and equipment	76,063,390	72,611,558
Office equipment	1,487,873	1,385,389
Motor vehicles and other transport equipment	651,134	608,610
Molds and others	2,606,275	2,468,862
	143,568,870	138,061,877
Less : Accumulated depreciation	(57,124,548)	(50,791,146)
Less: provision for impairment for fixed assets	(27,839,582)	(23,767,121)
Property, plant and equipment, net	$58,604,740	$63,503,610